Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	CannAssist International Corp
Entity Central Index Key	0001709542
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer